Preferred shares and other financial instruments subject to redemption and other preferential rights (Tables)	12 Months Ended
Dec. 31, 2025
Preferred shares and other financial instruments subject to redemption and other preferential rights
Summary of other financial instruments issued to investors

	For the year ended December 31,
	2023	2024
	RMB’000	RMB’000
As of January 1	621,449	138,938
Issuance of financial instruments	—	—
Issuance of convertible redeemable preferred shares according to the commitment (Note 23(b))	(538,696)	(115,753)
Changes in the carrying amount	48,408	4,208
Cancellation of other financial instruments issued to an investor	—	(27,831)
Foreign exchange effect	7,777	438
As of December 31	138,938	—

Summary of movements of financial liabilities

	Series B-1	Series B-2	Series B-3	Series C-1	Series D	Series D+
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	1,678,082	216,962	467,587	2,150,323	1,883,151		6,396,105
Issuance of new convertible redeemable preferred shares	—	—	—	—	219,037	266,225	485,262
Changes in the carrying amount of convertible redeemable preferred shares	140,860	18,161	39,441	153,256	151,422	2,500	505,640
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	—	—	—	—	—	538,696	538,696
Foreign exchange effect	29,250	3,781	8,151	37,327	34,021	4,551	117,081
As of December 31, 2023	1,848,192	238,904	515,179	2,340,906	2,287,631	811,972	8,042,784

	Series B-1	Series B-2	Series B-3	Series C-1	Series D	Series D+
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Changes in the carrying amount of convertible redeemable preferred shares	116,264	15,083	32,554	126,495	120,517	50,133	461,046
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	—	—	—	—	115,753	—	115,753
Conversion into Class A ordinary shares upon IPO of the Company	(1,971,168)	(254,856)	(549,605)	(2,475,929)	(2,532,302)	(865,056)	(8,648,916)
Foreign exchange effect	6,712	869	1,872	8,528	8,401	2,951	29,333
As of December 31, 2024	—	—	—	—	—	—	—